Right-of-use asset	12 Months Ended
Dec. 31, 2021
Right-of-use asset

Note	16 | Right-of-use asset

The Company leases commercial offices, two warehouses, the headquarters building (comprised of administrative, commercial and technical offices), the Energy Handling and Transformer Center (two buildings and a plot of land located within the perimeter of Puerto Nuevo and Nuevo Puerto Power Generation Plant) and Las Heras Substation. The Company’s lease contracts have cancelable terms and lease periods of 2 to 3 years.

The leases recognized as right-of-use assets in accordance with IFRS 16 are disclosed below:

	12.31.21	12.31.20
Right of uses asset by leases	425	344

The development of right-of-use assets is as follows:

	12.31.21	12.31.20
Balance at beginning of year	344	357
Additions	539	465
Depreciation for the year	(458)	(478)
Balance at end of the year	425	344